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                         National Life Insurance Company
                    National Variable Life Insurance Account

                        Supplement dated June 27, 2003 to
              Sentinel Estate Provider Prospectus dated May 1, 2003



SUBSTITUTION OF FUNDS. The substitution of the Sentinel Variable Products Trust Bond and Balanced Funds for the Gartmore GVIT Government Bond Fund - Class IV shares and the J.P. Morgan GVIT Balanced Fund - Class IV shares has been delayed; however, it is anticipated that the substitution will be effective prior to August 1, 2003.












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